Aptus International Enhanced Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 97.6%	Shares		Value
International Equity - 97.6%
Vanguard Total International Stock ETF (a)(b)	5,753,739		$ 486,708,782
TOTAL EXCHANGE TRADED FUNDS (Cost $438,958,857)			486,708,782

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.5%	Par		Value
4.01%, 07/08/2027 (b)(c)	$ 2,500,000		2,408,467
TOTAL U.S. TREASURY BILLS (Cost $2,408,771)			2,408,467

MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (d)	355,905		355,905
TOTAL MONEY MARKET FUNDS (Cost $355,905)			355,905

TOTAL INVESTMENTS - 98.2% (Cost $441,723,533)			489,473,154
Other Assets in Excess of Liabilities - 1.8%		0.01812	9,033,258
TOTAL NET ASSETS - 100.0%			$ 498,506,412

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2026 was $239,260,700.
(c)	The rate shown is the annualized yield as of July 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
RCXTGVHT (a)	Goldman Sachs	Receive	EFFR	Termination	06/16/2027		$ 64,618,224	$ 1,495,804
RCXTGVHT (a)	Goldman Sachs	Receive	EFFR	Termination	09/22/2027		434,236,261	7,698,907
Net Unrealized Appreciation (Depreciation)						0	0	$ 9,194,711

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of July 31, 2026.
(a) The Diversified Global Equity Volatility Harvesting Index (“RCXTGVHT” or “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index is generally made up of options on Japan, London & U.S. market indices such as the Nikkei 225, FTSE 100, Nasdaq-100, and S&P 500 as well as futures on the Cboe Volatility Index (“VIX”). As of July 31, 2026, the components of the Index are provided below.

The underlying components of the index as of July 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX August 2026	08/19/2026	40,822	$739,072	0.15%
VIX September 2026	09/16/2026	4,793	92,268	0.02%
Total Futures Contracts			831,340	0.17%
Option Contracts:
Nasdaq-100 Weekly Index P25800	08/03/2026	(127.62)	(132)	0.00%
Nasdaq-100 Weekly Index P26000	08/03/2026	(95.64)	(205)	0.00%
Nasdaq-100 Weekly Index P26700	08/03/2026	(146.45)	(139)	0.00%
Nasdaq-100 Weekly Index P27430	08/03/2026	(283.85)	(2,196)	0.00%
S&P 500 Weekly Index P7020	08/03/2026	(402.36)	(50)	0.00%
S&P 500 Weekly Index P7125	08/03/2026	(503.04)	(84)	0.00%
S&P 500 Weekly Index P7130	08/03/2026	(669.39)	(125)	0.00%
S&P 500 Weekly Index P7200	08/03/2026	(1,019.33)	(273)	0.00%
S&P 500 Weekly Index P7350	08/03/2026	(2,007.81)	(3,027)	0.00%
Nasdaq-100 Weekly Index P25600	08/04/2026	(56.81)	(206)	0.00%
Nasdaq-100 Weekly Index P25800	08/04/2026	(71.73)	(277)	0.00%
Nasdaq-100 Weekly Index P26400	08/04/2026	(97.63)	(479)	0.00%
Nasdaq-100 Weekly Index P26990	08/04/2026	(141.93)	(1,643)	0.00%
S&P 500 Weekly Index P7090	08/04/2026	(904.48)	(385)	0.00%
S&P 500 Weekly Index P7140	08/04/2026	(679.55)	(370)	0.00%
S&P 500 Weekly Index P7285	08/04/2026	(1,003.91)	(1,863)	0.00%
Nasdaq-100 Weekly Index P25500	08/05/2026	(57.38)	(328)	0.00%
Nasdaq-100 Weekly Index P26200	08/05/2026	(73.23)	(559)	0.00%
Nasdaq-100 Weekly Index P26720	08/05/2026	(94.62)	(1,481)	0.00%
S&P 500 Weekly Index P7060	08/05/2026	(401.64)	(246)	0.00%
S&P 500 Weekly Index P7100	08/05/2026	(509.66)	(382)	0.00%
S&P 500 Weekly Index P7245	08/05/2026	(669.27)	(1,537)	0.00%
Nasdaq-100 Weekly Index P26000	08/06/2026	(58.58)	(573)	0.00%
Nasdaq-100 Weekly Index P26500	08/06/2026	(70.96)	(1,317)	0.00%
S&P 500 Weekly Index P7070	08/06/2026	(407.73)	(403)	0.00%
S&P 500 Weekly Index P7210	08/06/2026	(501.95)	(1,336)	0.00%
Nasdaq-100 Weekly Index P26350	08/07/2026	(56.77)	(1,259)	0.00%
S&P 500 Weekly Index P7180	08/07/2026	(401.56)	(1,254)	0.00%
EURO STOXX 50 Weekly Index P5850	08/07/2026	(446.11)	(308)	0.00%
EURO STOXX 50 Weekly Index P5875	08/07/2026	(1,793.94)	(1,238)	0.00%
EURO STOXX 50 Weekly Index P5900	08/07/2026	(892.15)	(616)	0.00%
EURO STOXX 50 Weekly Index P5925	08/07/2026	(1,336.90)	(1,077)	0.00%
EURO STOXX 50 Weekly Index P5975	08/07/2026	(640.01)	(589)	0.00%
EURO STOXX 50 Weekly Index P6000	08/07/2026	(254.90)	(293)	0.00%
EURO STOXX 50 Weekly Index P6025	08/07/2026	(2,591.62)	(3,578)	0.00%
EURO STOXX 50 Weekly Index P6050	08/07/2026	(320.01)	(589)	0.00%
EURO STOXX 50 Weekly Index P6075	08/07/2026	(127.45)	(323)	0.00%

EURO STOXX 50 Weekly Index P6100	08/07/2026	(822.31)	(2,838)	0.00%
EURO STOXX 50 Weekly Index P6150	08/07/2026	(315.66)	(2,106)	0.00%
Nikkei 225 Index P40250	08/14/2026	(258.64)	(24)	0.00%
Nikkei 225 Index P43000	08/14/2026	(2,709.21)	(357)	0.00%
Nikkei 225 Index P43250	08/14/2026	(1,958.60)	(295)	0.00%
Nikkei 225 Index P43500	08/14/2026	(2,223.61)	(363)	0.00%
Nikkei 225 Index P44250	08/14/2026	(493.17)	(90)	0.00%
Nikkei 225 Index P44750	08/14/2026	(5,232.07)	(1,019)	0.00%
Nikkei 225 Index P45000	08/14/2026	(738.96)	(139)	0.00%
Nikkei 225 Index P45500	08/14/2026	(3,425.70)	(796)	0.00%
Nikkei 225 Index P46000	08/14/2026	(6,909.04)	(1,779)	0.00%
Nikkei 225 Index P46500	08/14/2026	(8,449.20)	(2,229)	0.00%
Nikkei 225 Index P46750	08/14/2026	(6,348.92)	(1,834)	0.00%
Nikkei 225 Index P47000	08/14/2026	(3,400.68)	(1,004)	0.00%
Nikkei 225 Index P47250	08/14/2026	(2,643.54)	(830)	0.00%
Nikkei 225 Index P47750	08/14/2026	(4,397.34)	(1,408)	0.00%
Nikkei 225 Index P48000	08/14/2026	(13,038.55)	(4,586)	0.00%
Nikkei 225 Index P48250	08/14/2026	(4,046.68)	(1,449)	0.00%
Nikkei 225 Index P48500	08/14/2026	(5,524.88)	(2,186)	0.00%
Nikkei 225 Index P48750	08/14/2026	(6,907.24)	(2,776)	0.00%
Nikkei 225 Index P49500	08/14/2026	(3,826.58)	(1,682)	0.00%
Nikkei 225 Index P50000	08/14/2026	(7,650.30)	(3,507)	0.00%
Nikkei 225 Index P52250	08/14/2026	(3,584.21)	(2,544)	0.00%
Nikkei 225 Index P53250	08/14/2026	(258.64)	(223)	0.00%
Nikkei 225 Index P54250	08/14/2026	(2,277.72)	(2,432)	0.00%
Nikkei 225 Index P54500	08/14/2026	(1,879.78)	(2,125)	0.00%
Nikkei 225 Index P54750	08/14/2026	(3,425.70)	(4,066)	0.00%
Nikkei 225 Index P55000	08/14/2026	(2,105.18)	(2,314)	0.00%
Nikkei 225 Index P56000	08/14/2026	(2,603.84)	(3,598)	0.00%
Nikkei 225 Index P56250	08/14/2026	(7,576.06)	(12,657)	0.00%
Nikkei 225 Index P56750	08/14/2026	(2,451.77)	(4,696)	0.00%
Nikkei 225 Index P56875	08/14/2026	(2,223.61)	(4,399)	0.00%
Nikkei 225 Index P57125	08/14/2026	(6,688.05)	(14,071)	0.00%
Nikkei 225 Index P57375	08/14/2026	(3,677.58)	(8,199)	0.00%
Nikkei 225 Index P57625	08/14/2026	(9,922.22)	(23,057)	-0.01%
Nikkei 225 Index P58000	08/14/2026	(7,247.85)	(16,842)	0.00%
Nikkei 225 Index P58125	08/14/2026	(3,175.34)	(8,376)	0.00%
Nikkei 225 Index P58250	08/14/2026	(4,046.68)	(10,801)	0.00%
Nikkei 225 Index P58375	08/14/2026	(978.52)	(2,765)	0.00%
Nikkei 225 Index P58750	08/14/2026	(7,419.47)	(23,299)	-0.01%
Nikkei 225 Index P58875	08/14/2026	(3,400.68)	(10,999)	0.00%
Nikkei 225 Index P59000	08/14/2026	(3,826.58)	(11,656)	0.00%
Nikkei 225 Index P59125	08/14/2026	(4,175.91)	(14,293)	0.00%
Nikkei 225 Index P59250	08/14/2026	(1,203.42)	(4,157)	0.00%
Nikkei 225 Index P59500	08/14/2026	(5,599.60)	(20,925)	-0.01%
Nikkei 225 Index P59875	08/14/2026	(2,363.96)	(9,873)	0.00%
Nikkei 225 Index P60375	08/14/2026	(1,654.75)	(7,950)	0.00%
Nikkei 225 Index P60625	08/14/2026	(3,584.21)	(18,458)	-0.01%

VIX Index C21.5	08/19/2026	(119,294.69)	(86,648)	-0.02%
VIX Index C22	08/19/2026	(63,409.94)	(43,172)	-0.01%
VIX Index C22.5	08/19/2026	(167,243.81)	(108,095)	-0.02%
VIX Index C23	08/19/2026	(146,668.03)	(89,908)	-0.02%
VIX Index C23.5	08/19/2026	(104,160.49)	(61,038)	-0.01%
VIX Index C24	08/19/2026	(161,271.22)	(88,699)	-0.02%
VIX Index C24.5	08/19/2026	(79,232.00)	(42,231)	-0.01%
VIX Index C25	08/19/2026	(204,493.78)	(103,985)	-0.02%
VIX Index C26	08/19/2026	(160,706.84)	(74,889)	-0.02%
VIX Index C27	08/19/2026	(108,655.52)	(46,505)	-0.01%
VIX Index C28	08/19/2026	(46,487.85)	(18,502)	-0.01%
VIX Index C29	08/19/2026	(7,121.87)	(2,621)	0.00%
VIX Index C30	08/19/2026	(11,481.90)	(3,846)	0.00%
VIX Index C31	08/19/2026	(9,875.56)	(3,190)	0.00%
VIX Index C35	08/19/2026	56,805.65	13,917	0.00%
VIX Index C36	08/19/2026	61,450.63	14,933	0.00%
VIX Index C37	08/19/2026	68,366.31	15,804	0.00%
VIX Index C38	08/19/2026	236,652.26	51,590	0.01%
VIX Index C39	08/19/2026	68,221.32	14,190	0.00%
VIX Index C40	08/19/2026	244,499.06	48,900	0.01%
VIX Index C42.5	08/19/2026	440,199.37	76,375	0.01%
VIX Index C45	08/19/2026	69,082.56	10,362	0.00%
VIX Index C47.5	08/19/2026	59,388.35	7,720	0.00%
VIX Index C50	08/19/2026	48,959.12	5,777	0.00%
VIX Index C55	08/19/2026	36,478.87	3,283	0.00%
FTSE 100 Index P10000	08/21/2026	(22.82)	(307)	0.00%
FTSE 100 Index P10025	08/21/2026	(40.06)	(566)	0.00%
FTSE 100 Index P10050	08/21/2026	(23.79)	(352)	0.00%
FTSE 100 Index P10075	08/21/2026	(35.52)	(574)	0.00%
FTSE 100 Index P10100	08/21/2026	(22.54)	(379)	0.00%
FTSE 100 Index P10125	08/21/2026	(21.90)	(383)	0.00%
FTSE 100 Index P10175	08/21/2026	(13.88)	(271)	0.00%
FTSE 100 Index P10225	08/21/2026	(7.35)	(163)	0.00%
FTSE 100 Index P10250	08/21/2026	(8.14)	(192)	0.00%
FTSE 100 Index P10275	08/21/2026	(25.20)	(627)	0.00%
FTSE 100 Index P10300	08/21/2026	(11.45)	(308)	0.00%
FTSE 100 Index P10325	08/21/2026	(6.94)	(196)	0.00%
FTSE 100 Index P10425	08/21/2026	(12.60)	(483)	0.00%
FTSE 100 Index P10450	08/21/2026	(5.72)	(235)	0.00%
FTSE 100 Index P9050	08/21/2026	(4.38)	(15)	0.00%
FTSE 100 Index P9125	08/21/2026	(39.11)	(132)	0.00%
FTSE 100 Index P9200	08/21/2026	(86.50)	(349)	0.00%
FTSE 100 Index P9250	08/21/2026	(21.56)	(87)	0.00%
FTSE 100 Index P9275	08/21/2026	(30.31)	(122)	0.00%
FTSE 100 Index P9300	08/21/2026	(138.65)	(653)	0.00%
FTSE 100 Index P9400	08/21/2026	(69.24)	(373)	0.00%
FTSE 100 Index P9425	08/21/2026	(73.56)	(396)	0.00%
FTSE 100 Index P9450	08/21/2026	(82.09)	(442)	0.00%

FTSE 100 Index P9475	08/21/2026	(77.67)	(470)	0.00%
FTSE 100 Index P9500	08/21/2026	(107.44)	(651)	0.00%
FTSE 100 Index P9525	08/21/2026	(97.96)	(593)	0.00%
FTSE 100 Index P9550	08/21/2026	(244.65)	(1,646)	0.00%
FTSE 100 Index P9600	08/21/2026	(71.62)	(482)	0.00%
FTSE 100 Index P9625	08/21/2026	(17.31)	(128)	0.00%
FTSE 100 Index P9650	08/21/2026	(7.41)	(55)	0.00%
FTSE 100 Index P9700	08/21/2026	(84.88)	(685)	0.00%
FTSE 100 Index P9725	08/21/2026	(21.03)	(184)	0.00%
FTSE 100 Index P9750	08/21/2026	(0.63)	(5)	0.00%
FTSE 100 Index P9775	08/21/2026	(76.79)	(723)	0.00%
FTSE 100 Index P9800	08/21/2026	(21.02)	(198)	0.00%
FTSE 100 Index P9825	08/21/2026	(51.23)	(517)	0.00%
FTSE 100 Index P9850	08/21/2026	(57.23)	(616)	0.00%
FTSE 100 Index P9875	08/21/2026	(18.16)	(195)	0.00%
FTSE 100 Index P9900	08/21/2026	(63.64)	(728)	0.00%
FTSE 100 Index P9925	08/21/2026	(61.53)	(745)	0.00%
FTSE 100 Index P9950	08/21/2026	(33.09)	(423)	0.00%
FTSE 100 Index P9975	08/21/2026	(108.59)	(1,388)	0.00%
Nikkei 225 Index P38500	09/11/2026	(2,924.11)	(1,396)	0.00%
Nikkei 225 Index P38750	09/11/2026	(2,736.74)	(1,461)	0.00%
Nikkei 225 Index P39250	09/11/2026	(2,484.78)	(1,373)	0.00%
Nikkei 225 Index P40250	09/11/2026	(1,209.07)	(744)	0.00%
Nikkei 225 Index P40750	09/11/2026	(2,002.95)	(1,308)	0.00%
Nikkei 225 Index P42250	09/11/2026	(3,762.82)	(2,741)	0.00%
Nikkei 225 Index P42500	09/11/2026	(1,369.25)	(998)	0.00%
Nikkei 225 Index P42750	09/11/2026	(385.40)	(317)	0.00%
Nikkei 225 Index P43000	09/11/2026	(1,755.85)	(1,478)	0.00%
Nikkei 225 Index P43500	09/11/2026	(763.05)	(685)	0.00%
Nikkei 225 Index P44000	09/11/2026	(969.67)	(895)	0.00%
Nikkei 225 Index P46000	09/11/2026	(754.57)	(953)	0.00%
Nikkei 225 Index P50250	09/11/2026	(2,924.11)	(6,244)	0.00%
Nikkei 225 Index P51000	09/11/2026	(5,221.52)	(12,461)	0.00%
Nikkei 225 Index P52000	09/11/2026	(1,209.07)	(3,341)	0.00%
Nikkei 225 Index P52500	09/11/2026	(2,002.95)	(6,227)	0.00%
Nikkei 225 Index P54000	09/11/2026	(2,195.56)	(8,411)	0.00%
Nikkei 225 Index P54250	09/11/2026	(1,567.26)	(6,349)	0.00%
Nikkei 225 Index P54500	09/11/2026	(1,369.25)	(5,676)	0.00%
Nikkei 225 Index P54750	09/11/2026	(1,755.85)	(7,719)	0.00%
Nikkei 225 Index P55000	09/11/2026	(385.40)	(1,694)	0.00%
Nikkei 225 Index P55500	09/11/2026	(969.67)	(4,720)	0.00%
Nikkei 225 Index P55750	09/11/2026	(573.99)	(2,956)	0.00%
Nikkei 225 Index P56250	09/11/2026	(189.07)	(1,045)	0.00%
Nikkei 225 Index P57250	09/11/2026	(754.57)	(4,881)	0.00%
VIX Index C24.5	09/16/2026	(17,023.73)	(20,616)	-0.01%
VIX Index C25	09/16/2026	(10,833.36)	(12,652)	0.00%
VIX Index C26	09/16/2026	(20,060.69)	(21,625)	-0.01%
VIX Index C27	09/16/2026	(13,648.18)	(13,757)	0.00%

VIX Index C28	09/16/2026	(13,877.83)	(13,156)	0.00%
VIX Index C29	09/16/2026	(17,023.73)	(15,191)	0.00%
VIX Index C30	09/16/2026	(10,833.36)	(9,187)	0.00%
VIX Index C31	09/16/2026	(2,657.88)	(2,147)	0.00%
VIX Index C32	09/16/2026	(7,206.93)	(5,534)	0.00%
VIX Index C50	09/16/2026	67,047.80	26,015	0.00%
VIX Index C55	09/16/2026	46,117.90	15,357	0.00%
FTSE 100 Index P10000	09/18/2026	(6.86)	(291)	0.00%
FTSE 100 Index P10025	09/18/2026	(13.75)	(601)	0.00%
FTSE 100 Index P10050	09/18/2026	(2.32)	(105)	0.00%
FTSE 100 Index P10075	09/18/2026	(1.55)	(73)	0.00%
FTSE 100 Index P10150	09/18/2026	(2.70)	(145)	0.00%
FTSE 100 Index P10250	09/18/2026	(10.30)	(679)	0.00%
FTSE 100 Index P9150	09/18/2026	(5.53)	(86)	0.00%
FTSE 100 Index P9175	09/18/2026	(16.41)	(265)	0.00%
FTSE 100 Index P9250	09/18/2026	(8.24)	(139)	0.00%
FTSE 100 Index P9325	09/18/2026	(16.26)	(306)	0.00%
FTSE 100 Index P9400	09/18/2026	(10.86)	(219)	0.00%
FTSE 100 Index P9450	09/18/2026	(18.89)	(394)	0.00%
FTSE 100 Index P9525	09/18/2026	(24.01)	(549)	0.00%
FTSE 100 Index P9550	09/18/2026	(26.71)	(629)	0.00%
FTSE 100 Index P9575	09/18/2026	(21.41)	(519)	0.00%
FTSE 100 Index P9650	09/18/2026	(1.58)	(43)	0.00%
FTSE 100 Index P9675	09/18/2026	(4.69)	(129)	0.00%
FTSE 100 Index P9700	09/18/2026	(2.36)	(67)	0.00%
FTSE 100 Index P9800	09/18/2026	(4.64)	(150)	0.00%
FTSE 100 Index P9850	09/18/2026	(3.10)	(106)	0.00%
FTSE 100 Index P9875	09/18/2026	(0.79)	(28)	0.00%
FTSE 100 Index P9925	09/18/2026	(7.74)	(297)	0.00%
FTSE 100 Index P9950	09/18/2026	(1.18)	(47)	0.00%
Total Options Contracts			(1,001,760)	-0.20%
Cash
Cash			499,024,905	100.03%
Total Underlying Positions			$498,854,485	100.00%

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus International Enhanced Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 486,708,782	$ –	$ –	$ 486,708,782
U.S. Treasury Bills	–	2,408,467	–	2,408,467
Money Market Funds	355,905	–	–	355,905
Total Investments	$ 487,064,687	$ 2,408,467	$ –	$ 489,473,154

Other Financial Instruments:
Total Return Swaps *	$ –	$ 9,194,711	$ –	$ 9,194,711
Total Other Financial Instruments	$ –	$ 9,194,711	$ –	$ 9,194,711

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments and Schedule of Toal Return Swap Contracts for further disaggregation of investment categories.